Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Securities and other investments owned, at fair value		$ 245,475	$ 215,225
Accounts receivable, allowance for credit loss, current		6,580	6,100	$ 4,373
Loans receivable, at fair value		55,018	90,103
Prepaid expenses and other assets	[1]	$ 219,401	$ 242,916
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)		1,000,000	1,000,000
Preferred stock, shares issued (in Shares)		4,563	4,563
Preferred stock, shares outstanding (in Shares)		4,563	4,563
Preferred stock, liquidation preference		$ 120,127	$ 114,082
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)		100,000,000	100,000,000
Common stock, shares issued (in Shares)		30,597,066	30,499,931
Common stock, shares outstanding (in Shares)		30,597,066	30,499,931
Related Party
Loans receivable, at fair value		$ 27,845	$ 51,902
Prepaid expenses and other assets	[1]	$ 118	3,449
Previously Reported
Securities and other investments owned, at fair value			282,325	809,049
Accounts receivable, allowance for credit loss, current			6,100	4,373
Loans receivable, at fair value			90,103	532,419
Prepaid expenses and other assets			242,916	235,209
Preferred stock, liquidation preference			$ 120,127	$ 114,082
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)			100,000,000	100,000,000
Common stock, shares issued (in Shares)			30,499,931	29,937,067
Common stock, shares outstanding (in Shares)			30,499,931	29,937,067
Previously Reported | Related Party
Loans receivable, at fair value			$ 51,902	$ 378,768
Prepaid expenses and other assets			$ 3,449	$ 11,802

[1]	At September 30, 2025, the balance sheet includes cash of $194, securities and other investments owned, at fair value of $666, prepaid and other expenses of $3,795, accrued expenses and other liabilities of $10 and noncontrolling interest of $4,643 of consolidated variable interest entities (Note 2 (o)).